Rule 497(e)

File No. 333-146827

Innovator ETFs Trust

(the “Trust”)

Innovator U.S. Equity Accelerated 9 Buffer ETF™– July

Innovator U.S. Equity Accelerated ETF™– July

Innovator U.S. Equity Accelerated Plus ETF™– July

Innovator Growth Accelerated Plus ETF™– July

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus
Dated February 27, 2023

June 30, 2023

As described in detail in each Fund’s prospectus, an investment in shares of each Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the outcome period of approximately one year. The current Outcome Period will end on June 30, 2023. Each Fund will commence a new outcome period that will begin on July 1, 2023 and end on June 30, 2024. An investment in each Fund over the course of the outcome period will be subject to such Fund’s Cap as set forth in the table below.

Fund	Ticker	Cap	Investment Objective
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – July	XBJL	Gross: 12.60% Net: 11.81%*

The Fund seeks to provide investors with returns that are twice those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 12.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 9% (prior to taking into account management fees and other fees) of SPDR® S&P 500® ETF Trust losses, over the period from July 1, 2023 through June 30, 2024.

Innovator U.S. Equity Accelerated ETF™ – July	XDJL	Gross: 16.34% Net: 15.55%*

The Fund seeks to provide investors with returns that are twice those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 16.34% (prior to taking into account management fees and other fees) while approximately matching SPDR® S&P 500® ETF Trust losses, over the period from July 1, 2023 through June 30, 2024.

Innovator U.S. Equity Accelerated Plus ETF™ – July	XTJL	Gross: 15.18% Net: 14.39%*

The Fund seeks to provide investors with returns that are three times those of the SPDR® S&P 500® ETF Trust, up to the upside cap of 15.18% (prior to taking into account management fees and other fees) while approximately matching SPDR® S&P 500® ETF Trust losses, over the period from July 1, 2023 through June 30, 2024.

Innovator Growth Accelerated Plus ETF™ – July	QTJL	Gross: 20.97% Net: 20.18%*

The Fund seeks to provide investors with returns that are three times those of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 20.97% (prior to taking into account management fees and other fees) while approximately matching Invesco QQQ TrustSM, Series 1 losses, over the period from July 1, 2023 through June 30, 2024.

* Takes into account the Fund’s unitary management fee.

In connection with onset of the new outcome period, each Fund’s prospectus is amended as set forth below:

1.	Each Fund’s investment objective is deleted in its entirety and replaced with the corresponding investment objective set forth in the table above.

2.	All references to the dates associated with the prior outcome period are deleted in their entirety and replaced with references to new outcome period: July 1, 2023 through June 30, 2024.

3.	All references to the Cap for the prior outcome period are deleted in their entirety and replaced with the corresponding Cap set forth in the table above.

Please Keep This Supplement With Your Prospectus For Future Reference